13F-HR
<SEQUENCE>1
<FILENAME>armb12312008.txt
13F-HR - armb12312008.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              February 9, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  38,990
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                        FORM 13F INFORMATION TABLE
                                        Alaska Retirement Management Board
                                        December 31, 2008

COLUMN 1                        COLUMN 2 COLUMN 3     COLUMN 4  COLUMN 5          COLUMN 6 COLUMN 7 COLUMN 8

                                TITLE                  VALUE    SHARES/ SH/  PUT/ INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASSCUSIP        (x$1000)   PRN AMT PRN  CALL DSCRETN MGRS    SOLE  SHARED NONE
--------------
AMB PROPERTY CORP               AMB     COM               772   33000 SH          SOLE             33000
AMERICAN CAMPUS CMNTYS INC      ACC     COM               430   21000 SH          SOLE             21000
APARTMENT INVT & MGMT CO        AIV     CLASS A           478   41395 SH          SOLE             41395
AVALONBAY CMNTYS INC            AVB     COM              1338   22100 SH          SOLE             22100
BOSTON PROPERTIES INC           BXP     COM              1760   32000 SH          SOLE             32000
BRANDYWINE RLTY TR              BDN     SH BEN INT NEW    387   50200 SH          SOLE             50200
BRE PROPERTIES INC              BRE     CLASS A           593   21200 SH          SOLE             21200
CAMDEN PPTY TR                  CPT     SH BEN INT        642   20500 SH          SOLE             20500
CBL & ASSOC PPTYS INC           CBL     COM               267   41100 SH          SOLE             41100
COLONIAL PPTYS TR               CLP     COM SH BEN INT    282   33900 SH          SOLE             33900
DCT INDUSTRIAL TRUST INC        DCT     COM               480   95000 SH          SOLE             95000
DOUGLAS EMMETT INC              DEI     COM               654   50100 SH          SOLE             50100
DUKE REALTY CORP                DRE     COM NEW           610   55700 SH          SOLE             55700
EQUITY LIFESTYLE PPTYS INC      ELS     COM               540   14100 SH          SOLE             14100
EQUITY ONE INC                  EQY     COM               617   34900 SH          SOLE             34900
EQUITY RESIDENTIAL              EQR     SH BEN INT       2120   71100 SH          SOLE             71100
ESSEX PPTY TR INC               ESS     COM               706    9200 SH          SOLE              9200
EXTRA SPACE STORAGE INC         EXR     COM               489   47400 SH          SOLE             47400
FEDERAL REALTY INVT TR          FRT     SH BEN INT NEW   1148   18500 SH          SOLE             18500
FIRST INDL RLTY TR INC          FR      COM               241   32000 SH          SOLE             32000
GENERAL GROWTH PPTYS INC        GGP     COM               122   94900 SH          SOLE             94900
HCP INC                         HCP     COM              1585   57100 SH          SOLE             57100
HIGHWOODS PPTYS INC             HIW     COM               733   26800 SH          SOLE             26800
HOST HOTELS & RESORTS INC       HST     COM               907  119900 SH          SOLE            119900
KILROY RLTY CORP                KRC     COM               565   16900 SH          SOLE             16900
KIMCO REALTY CORP               KIM     COM              1058   57900 SH          SOLE             57900
LIBERTY PPTY TR                 LRY     SH BEN INT        769   33700 SH          SOLE             33700
MACERICH CO                     MAC     COM               464   25600 SH          SOLE             25600
MACK CALI RLTY CORP             CLI     COM               663   27100 SH          SOLE             27100
PENNSYLVANIA RL ESTATE INVT     PEI     SH BEN INT        253   34000 SH          SOLE             34000
PLUM CREEK TIMBER CO INC        PCL     COM              1368   39400 SH          SOLE             39400
POST PPTYS INC                  PPS     COM               450   27300 SH          SOLE             27300
PROLOGIS                        PLD     SH BEN INT        833   60000 SH          SOLE             60000
PUBLIC STORAGE                  PSA     COM              3132   39400 SH          SOLE             39400
REGENCY CTRS CORP               REG     COM              1078   23100 SH          SOLE             23100
SIMON PPTY GROUP INC NEW        SPG     COM              2959   55700 SH          SOLE             55700
SL GREEN RLTY CORP              SLG     COM               515   19900 SH          SOLE             19900
TANGER FACTORY OUTLET CTRS I    SKT     COM               673   17900 SH          SOLE             17900
TAUBMAN CENTERS INC             TCO     COM               562   22100 SH          SOLE             22100
U STORE IT TR                   YSI     COM               255   57400 SH          SOLE             57400
UDR INC                         UDR     COM               678   49200 SH          SOLE             49200
VENTAS INC                      VTR     COM              1097   32700 SH          SOLE             32700
VORNADO RLTY TR                 VNO     SH BEN INT       2401   39800 SH          SOLE             39800
WASHINGTON REAL ESTATE INVT     WRE     SH BEN INT        636   22500 SH          SOLE             22500
WEINGARTEN RLTY INVS            WRI     SH BEN INT        680   32900 SH          SOLE             32900
